Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Total property and equipment, gross	$ 42,053	$ 1,033,217
Less accumulated depreciation	(21,442)	(1,007,176)
Total property and equipment, net	20,611	26,041
Research and Development Equipment [Member]
Total property and equipment, gross		686,673
Leasehold Improvements [Member]
Total property and equipment, gross		153,161
Information Technology Equipment [Member]
Total property and equipment, gross	31,892	105,319
Furniture and Office Equipment [Member]
Total property and equipment, gross	10,161	78,678
Software [Member]
Total property and equipment, gross		$ 9,386